Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	As of December 31 , 201 7
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$—	$—	$42	$42
Total financial liabilities	$—	$—	$42	$42
	As of December 31, 201 8
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$—	$—	$140	$140
Total financial liabilities	$—	$—	$140	$140
	As of March 31, 2019 (unaudited)
	Level 1	Level 2	Level 3	Total
Financial liabilities
Warrant liability	$—	$—	$234	$234
Total financial liabilities	$—	$—	$234	$234

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Years Ended December 31,		Three Months Ended March 31,
	2017	2018	2018	2019
			(unaudited)	(unaudited)
Fair value, beginning of period	$54	$42	$42	$140
Preferred stock warrants – exercised	(8)	—	—	—
Change in fair value of preferred stock warrants	(4)	98	—	94
Fair value at end of period	$42	$140	$42	$234
	Years Ended December 31,		Three Months Ended March 31,
	2017	2018	2018	2019
			(unaudited)	(unaudited)
Fair value, beginning of period	$—	—	$—	$—
Embedded derivative liability from the issuance of Notes	—	864	496	—
Change in value of embedded derivatives	—	(211)	—	—
Termination of the embedded derivative liability due to the extinguishment of the related Notes	—	(653)	—	—
Fair value at end of period	$—	—	$496	$—

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